COMMITMENTS AND CONTINGENCIES (Details 3)	1 Months Ended	0 Months Ended
	Nov. 30, 2012 Antidumping and countervailing duty investigations relating to imports into the United States	Dec. 06, 2013 Antidumping and countervailing duty investigations relating to imports into the European Union
Contingencies
Net cash deposit rate (as a percent)	23.75%
Average rate of antidumping and anti-subsidy duty (as a percent)		47.70%
Applicable period for antidumping and anti-subsidy duty		2 years